Parent Company Information - Summary of Condensed Statements Of Financial Position (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Jan. 01, 2023 KRW (₩) [1]	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)
Assets
Financial assets at fair value through profit or loss	₩ 79,450,093		$ 53,760,230	₩ 77,038,267	[1]		₩ 70,092,497
Investments in subsidiaries
Other assets	18,863,637		12,764,155	20,986,897	[1]		14,815,439
Total assets	757,845,532	[2]	512,799,272	715,725,416	[1]		688,653,482	₩ 715,725,416	[2]
Liabilities and shareholders' equity
Other liabilities	36,429,662		24,650,280	40,264,935	[1]		28,850,033
Shareholders' equity	59,815,181		40,474,187	58,636,190	[1],[3]	$ 39,676,418	53,803,257	₩ 53,803,257		₩ 49,366,039
Total liabilities and equity	757,845,532		$ 512,799,272	715,725,416	[1]		₩ 688,653,482
Parent Company
Assets
Cash and due from financial institutions	398,391			256,337
Financial assets at fair value through profit or loss	1,243,471			1,376,423
Loans at amortized cost	359,054			608,286
Investments in subsidiaries
Banking subsidiaries	14,821,721			14,821,721
Nonbanking subsidiaries	12,046,096			11,896,096
Other assets	938,090			570,035
Total assets	29,806,823			29,528,898
Liabilities and shareholders' equity
Borrowings	965,000			100,000
Debentures	2,962,032			3,871,820
Other liabilities	891,233			515,003
Shareholders' equity	24,988,558			25,042,075
Total liabilities and equity	₩ 29,806,823			₩ 29,528,898

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.
[2]	Assets and liabilities of the reporting segments are amounts before intersegment transactions.
[3]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.